FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2008

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         August 14, 2008
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      19

Form 13F Information Table Value Total:      $ 246,810 (thousands)

List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                  June 30, 2008


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS       CUSIP    (x$1000)    PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT TRAVEL CO            COM          01748X102     2231      120000   SH          SOLE                    120000
ASPECT MED SYS INC             COM          045235108    11067     1759433   SH          SOLE                   1759433
BEACON ROOFING SUPPLY INC      COM          073685109    21817     2056294   SH          SOLE                   2056294
BGC PARTNERS INC               CL A         05541T101    36574     4844300   SH          SOLE                   4844300
CARMAX INC                     COM          143130102    19017     1340184   SH          SOLE                   1340184
CITI TRENDS INC                COM          17306X102    13488      595251   SH          SOLE                    595251
COSI INC                       COM          22122P101    10841     4353952   SH          SOLE                   4353952
ECLIPSYS CORP                  COM          278856109     9069      493938   SH          SOLE                    493938
FIRST ADVANTAGE CORP           CL A         31845F100    10730      676980   SH          SOLE                    676980
GENTEX CORP                    COM          371901109    25017     1732464   SH          SOLE                   1732464
ION GEOPHYSICAL CORP           COM          462044108    28887     1655435   SH          SOLE                   1655435
J2 GLOBAL COMMUNICATIONS INC   COM NEW      46626E205     2231       96996   SH          SOLE                     96996
NIC INC                        COM          62914B100    14934     2186568   SH          SOLE                   2186568
OBAGI MEDICAL PRODUCTS INC     COM          67423R108     7088      829000   SH          SOLE                    829000
RADISYS CORP                   COM          750459109    18874     2083271   SH          SOLE                   2083271
RYANAIR HLDGS PLC              SPONSORED    783513104      860       30000   SH          SOLE                     30000
                               ADR
SCHWAB CHARLES CORP NEW        COM          808513105     3338      162500   SH          SOLE                    162500
SUPER MICRO COMPUTER INC       COM          86800U104     4490      608400   SH          SOLE                    608400
TD AMERITRADE HLDG CORP        COM          87236Y108     6257      345889   SH          SOLE                    345889